INCOME TAXES	9 Months Ended
Sep. 30, 2013
INCOME TAXES
INCOME TAXES

10.   INCOME TAXES

        The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

        The following table presents domestic and foreign components of income (loss) before income taxes for the periods presented (in thousands):

	Years Ended December 31,
	2011	2012
Domestic	$(4,401)	$(10,637)
International	104	378

Total	$(4,297)	$(10,259)

        The components of income tax (expense) benefit were as follows (in thousands):

	Years Ended December 31,
	2011	2012
Current:
Federal	$—	$—
State	2	11
Foreign	26	73

Total provision	$28	$84

        The following table presents a reconciliation of the statutory federal rate and the Company's effective tax rate for the periods presented:

	Years Ended December 31,
	2011	2012
Tax benefit at federal statutory rate	34.00%	34.00%
State income taxes, net of federal effect	(0.04)	(0.07)
Foreign rate differential	0.04	0.54
Change in valuation allowance	(35.29)	(25.16)
Other non-deductible expenses	(4.16)	(9.90)
Other	4.72	(0.23)

Total provision	(0.73)%	(0.82)%

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company's deferred tax assets and liabilities for the periods presented (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Tax credit carryforwards	$609	$843
Net operating loss carryforwards	6,142	8,377
Start-up costs	54	—
Accrued liabilities and allowances	566	2,292

Gross deferred tax asset	7,371	11,512
Valuation allowance	(5,647)	(8,831)

Net deferred tax assets	$1,724	2,681

Deferred tax liability:
Depreciation and amortization	(1,724)	(2,681)

Gross deferred tax liability	(1,724)	(2,681)

Net deferred tax assets (liabilities)	$—	$—

        A valuation allowance is provided for deferred tax assets where the recoverability of the assets is uncertain. The determination to provide a valuation allowance is dependent upon the assessment of whether it is more likely than not that sufficient future taxable income will be generated to utilize the deferred tax assets. Based on the weight of the available evidence, which includes the Company's historical operating losses, lack of taxable income and the accumulated deficit, the Company provided a full valuation allowance against the deferred tax assets resulting from the tax loss and credits carried forward. As of December 31, 2012, the Company had net operating loss carryforwards of approximately $22.4 million for federal income taxes and $17.2 million for state income taxes. If not utilized, these carryforwards will begin to expire in 2029 for both federal purposes and state purposes.

        As of December 31, 2012, the Company had research and development credit carryforwards of approximately $0.5 million and $0.9 million for federal and state income taxes, respectively. If not utilized, the federal carryforwards will begin to expire in various amounts beginning in 2029. The state tax credit can be carried forward indefinitely.

        Internal Revenue Code Section 382 limits the use of net operating loss and tax credit carryforwards in certain situations where changes occur in the stock ownership of a company. In the event that the Company had a change of ownership, utilization of the net operating loss and tax credit carryforwards may be restricted.

        The table below provides a reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) for the years ended December 31, 2011 and 2012 (in thousands):

	December 31,
	2011	2012
Unrecognized benefit—beginning of period	$83	$184
Gross increases—prior year tax positions	—	10
Gross increases—current year tax positions	101	78

Unrecognized benefit—end of period	$184	$272

        The unrecognized tax benefits of $0.2 million as of December 31, 2012 would have no impact on the Company's effective tax rate if recognized.

        At December 31, 2012, the Company had no cumulative interest and penalties related to the uncertain tax position.

        The Company is currently unaware of any uncertain tax positions that could result in significant additional payments, accruals, or other material deviation in this estimate over the next 12 months.

        The Company's tax returns remain open to examination as follows: U.S. federal, 2009 through 2012; U.S. states, generally 2008 through 2012; and United Kingdom, 2011 through 2012.